Revenue (Tables)	3 Months Ended
Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
A summary of the Company’s disaggregated revenue is as follows:

	Three Months Ended June 30,
	External Customers		Related Parties		Total
(in millions)	2024	2023	2024	2023	2024	2023
License and Other Revenue (1)	$441	$180	$31	$95	$472	$275
Royalty Revenue	374	355	93	45	467	400
	$815	$535	$124	$140	$939	$675
(1)    Includes over-time revenue of $76 million and $17 million, and point-in-time revenue of $396 million and $258 million, for the three months ended June 30, 2024 and 2023, respectively.

Schedule of Revenue from External Customers by Geographic Areas	The following table summarizes information pertaining to revenue from customers based on the principal headquarters address by geographic regions:

	Three Months Ended June 30,
(in millions)	2024	2023
United States	$558	$292
PRC (1)	128	141
Taiwan	115	115
Republic of Korea	63	45
Other countries	75	82
Total	$939	$675
(1)    “PRC” means the People’s Republic of China, including the Hong Kong Special Administrative Region and the Macau Special Administrative Region, but excluding Taiwan.

Schedule of Accounts Receivable
A summary of the components of accounts receivable, net is as follows:

	As of
(in millions)	June 30, 2024	March 31, 2024
Trade receivables	$442	$405
Royalty receivables	381	379
Total gross receivables	823	784
Allowance for current expected credit losses	(19)	(3)
Total accounts receivables, net	$804	$781

Schedule of Allowance for Credit Losses	A summary of the movement in the allowance for current expected credit losses is as follows:

(in millions)	Total
Balance as of March 31, 2024	$3
Additional provision	16
Balance as of June 30, 2024	$19

Schedule of Reconciliation of Contract Liabilities
A reconciliation of the movement in contract liabilities is as follows:

(in millions)	Total
Balance as of March 31, 2024	$915
Customer prepayment and billing in advance of performance	59
Revenue recognized in the period that was included in the contract liability balance at the beginning of the period	(39)
Revenue recognized in the period that was included in the contract liability balance during the period	(11)
Balance as of June 30, 2024	$924